Shareholders’ Equity (Details)				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 07, 2021 shares	Aug. 14, 2020 shares	Jul. 01, 2012 shares	Jan. 31, 2021 shares	Jan. 29, 2021 shares	Feb. 24, 2020 shares	Jun. 30, 2021 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 02, 2021 $ / shares	Jul. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jul. 11, 2018 $ / shares shares	Jul. 05, 2016 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized								1,000,000			1,000,000			1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001			$ 0.0001
Common stock, shares outstanding					4,312,500
Percentage of sum of total number of all shares of common stock outstanding							20.00%	20.00%
Common stock voting rights, description							Holders of the Company’s common stock are entitled to one vote for each share of common stock.	Holders of the Company’s common stock are entitled to one vote for each share of common stock.
Recapitalization conversion ratio					1.2
Number of shares were forfeited						257,649
Number of shares issued			376,344
Preferred stock, shares issued
Shareholder to an investor price per share (in Dollars per share) | $ / shares												$ 10
Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized								22,806,009	22,806,009	16,872,475
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001	$ 0.00001					$ 0.00001
Common stock, shares authorized								75,000,000	75,000,000	60,000,000							50,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued								27,507,253	27,184,882	27,004,791					75,000,000	60,000,000
Common stock, shares outstanding								27,507,253	27,184,882	27,004,791
Common stock vote per share (in Dollars per share) | $ / shares								$ 1	$ 1
Preferred stock, shares issued								21,671,491	21,671,491	15,342,075					22,806,009
Number of board of directors									2
Stock over a service period								4 years	4 years
Unvested shares										254,794
Shareholder to an investor price per share (in Dollars per share) | $ / shares													$ 8.3736
Aggregate purchase price (in Dollars) | $													$ 250,011
Number of board of directors								2
Hb Strategies Llc [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issued		718,750
Class B Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized								100,000,000			100,000,000			100,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001			$ 0.0001
Common stock, shares issued								0			17,250,000			0
Common stock, shares outstanding							0	0			0			0
Common stock subject to possible redemption								17,250,000			17,250,000
Class B Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized								10,000,000			10,000,000			10,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001			$ 0.0001			$ 0.0001
Common stock, shares issued								4,312,500			4,312,500			4,312,500
Common stock, shares outstanding	3,593,750					4,312,500		4,312,500			4,312,500			4,312,500
Recapitalization conversion ratio					1.2	0.8425
Founder shares outstanding				3,593,750		4,312,500
Number of shares were forfeited	718,750			718,750
Number of shares held by initial stockholders					4,312,500
Class B Common Stock [Member] | Nautilus [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Hb Strategies Llc [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Sponsor [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares were forfeited		2,833,333
Number of board of directors						3
Class F [Member] | Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized								8,402,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.00001							$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued								8,372,143	8,372,143						8,402,000	8,450,000	8,500,000
Common stock, shares outstanding								8,372,143		8,402,000
Sale of shares													29,857
Series A Preferred Stock [Member] | Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.00001
Common stock, shares issued																	8,000,000
Preferred stock, shares issued															8,000,000
Series B Preferred Stock [Member] | Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																$ 0.00001
Common stock, shares issued																5,600,000
Preferred stock, shares issued															4,069,000
B-1 Preferred Stock [Member] | Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																$ 0.00001
Common stock, shares issued																3,272,475
Preferred stock, shares issued															3,272,475
Series C Preferred Stock [Member] | Cepton Technologies, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares issued															7,463,934